Separate Account Assets and Liabilities - Additional Information (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Line Items]
Separate account assets	[1]	$ 195,906,000	$ 248,949,000
Separate account liabilities	[1]	195,906,000	248,949,000
Group variable annuity contract deposit
Separate Account, Liability [Line Items]
Separate account assets		$ 285,000	$ 390,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.